Supplement to the
Fidelity® Advisor
Aggressive Growth Fund
Class A, Class T,
Class B, and Class C
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity Advisor Aggressive Growth Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 13 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

AAG-04-02 April 19, 2004
1.756189.109

Supplement to the
Fidelity® Advisor
Aggressive Growth Fund
Institutional Class
January 29, 2004
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity Advisor Aggressive Growth Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

AAGI-04-01 April 19, 2004
1.756191.107

Supplement to the
Fidelity® Blue Chip Growth Fund and Fidelity Blue Chip Value Fund
September 29, 2003
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity Blue Chip Growth Fund and Fidelity Blue Chip Value Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

BCF/BCV-04-01 April 19, 2004
1.798338.100

Supplement to the
Fidelity® Dividend Growth Fund
September 29, 2003
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity Dividend Growth Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

DGF-04-01 April 19, 2004
1.477570.106

Supplement to the
Fidelity® Growth & Income Portfolio
September 29, 2003
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity Growth & Income Portfolio will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

GAI-04-01 April 19, 2004
1.480657.110

Supplement to the
Fidelity® Leveraged Company Stock Fund
September 29, 2003
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity Leveraged Company Stock Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Additional Performance Information" section on page 22.

Average Annual Returns

For the periods ended December 31, 2002	Past 1 year	Life of fundA
Leveraged Company Stock	-1.77%	1.04%
Lipper Mid-Cap Core Funds Average	-18.40%	--

A From December 19, 2000.

LSF-04-01 April 19, 2004
1.751999.106

Supplement to the
Fidelity® OTC Portfolio
September 29, 2003
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity OTC Portfolio will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

OTC-04-02 April 19, 2004
1.472927.112

Supplement to the
Fidelity® Real Estate Income Fund
September 29, 2003
Prospectus

Shareholder Meeting. On or about June 16, 2004, a meeting of the shareholders of Fidelity Real Estate Income Fund will be held to vote on various proposals. Shareholders of record on April 19, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

REI-04-01 April 19, 2004
1.798339.100